CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data		Total	Common Stock [Member]	Preferred Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Foreign Currency Translation- Company [Member]	Accumulated Other Comprehensive Income (Loss), Net [Member]
Balance at Dec. 31, 2011		$ 136,451	$ 192	$ 86	$ 55,338	$ 67,153	$ 7,376	$ 6,306	[1]
Balance, shares at Dec. 31, 2011			19,565,000
Other comprehensive income		2,211						2,211	[1]
Net income		39,632				39,632			[1]
Issuance of ordinary shares, net of issuance expenses of $8,825		76,521	82		76,439				[1]
Issuance of ordinary shares, net of issuance expenses of $8,825, shares			7,659,000
Conversion of preferred shares to ordinary shares			86	(86)					[1]
Conversion of preferred shares to ordinary shares, shares			7,141,250
Equity-based compensation expense related to employees		3,660			3,660				[1]
Dividend		(27,182)				(27,182)			[1]
Foreign currency translation - company		(7,376)					(7,376)		[1]
Balance at Dec. 31, 2012		223,917	360		135,437	79,603		8,517	[1]
Balance, shares at Dec. 31, 2012			34,365,250
Other comprehensive income		(4,837)						(4,837)	[1]
Net income		63,344				63,344			[1]
Equity-based compensation expense related to employees		2,514			2,514				[1]
Cash less exercise of options			4		(4)				[1]
Cash less exercise of options, shares			374,065
Dividend		(20,149)				(20,149)			[1]
Compensation paid by a former shareholder	[2]	810			810				[1]
Balance at Dec. 31, 2013		265,599	364		138,757	122,798		3,680
Balance, shares at Dec. 31, 2013			34,739,315
Other comprehensive income		(4,214)						(4,214)	[1]
Net income		78,439				78,439			[1]
Equity-based compensation expense related to employees		1,212			1,212				[1]
Cash less exercise of options			5		(5)				[1]
Cash less exercise of options, shares			392,812
Dividend		(20,025)				(20,025)			[1]
Balance at Dec. 31, 2014		$ 321,011	$ 369		$ 139,964	$ 181,212		$ (534)	[1]
Balance, shares at Dec. 31, 2014			35,132,127

[1]	Accumulated other comprehensive income (loss), net, comprised of foreign currency translation and hedging transactions.
[2]	A bonus paid by the Company's former shareholder, Tene Investment Fund ("Tene"), to certain of its employees. According to U.S. GAAP in cases when the compensation is provided by a holder with economic interest, it is required to expense this compensation against paid-in capital.